Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Aug. 28, 2015
MFS® Lifetime® 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS® Lifetime® 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS® Lifetime® 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS® Lifetime® 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS® Lifetime® 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS® Lifetime® 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS® Lifetime® 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS® Lifetime® 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX